Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Condensed financial information of the parent company
18.	Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for The Company to disclose the financial statements for the parent Company.

Condensed Balance Sheets

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Cash	-	2
Prepaid expenses and other current asset, net	-	14,038
Investment in subsidiaries	65,097	41,527
Total assets	65,097	55,567

LIABILITIES
Accrued expenses and other current liabilities	-	6,913
Total liabilities	-	6,913

Shareholders’ equity
Class A ordinary shares (par value of US$0.000025 per share; 80,000,000 Class A ordinary shares authorized, 22,500,000 and 22,500,000 Class A ordinary shares issued and outstanding as of December 31, 2024 and 2025, respectively)*	4	4
Class B ordinary shares (par value of US$0.000025 per share; 1,920,000,000 Class B ordinary shares authorized, 127,500,000 and 135,520,000 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2025, respectively)*	23	24
Additional paid-in capital	220,285	377,704
Accumulated deficit	(155,215)	(328,688)
Accumulated other comprehensive loss	-	(390)
Total shareholders’ equity	65,097	48,654

TOTAL LIABILITIES AND SHAREHOLDERS’ EQITY	65,097	55,567

*	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 13).

Condensed Statements of operations and comprehensive income

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating loss:
Selling and marketing expenses	-	-	(47,854)
General and administrative expenses	-	-	(49,546)
Research and development expenses	-	-	(52,109)
Financial expenses, net	-	-	(10)
Equity in loss of subsidiaries	(6,209)	5,542	(23,954)
Loss before income tax expense	(6,209)	5,542	(173,473)
Income tax expense	-	-	-
Net loss	(6,209)	5,542	(173,473)

Condensed Statements of Cash Flows

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash used in operating activities	-	-	(45,058)
Net cash provided by investing activities	-	-	-
Net cash provided by financing activities	-	-	45,060
Net increase in cash and cash equivalents:	-	-	2
Cash and cash equivalents at the beginning of year	-	-	-
Cash and cash equivalents at the end of year	-	-	2